Cash and cash equivalents (Tables)	3 Months Ended
Mar. 31, 2019
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Schedule of Cash and Cash Equivalents

	March 31, 2019	December 31, 2018
	(in thousands)
	£	£
Cash and cash equivalents	69,908	76,972